Property, Plant and Equipment - Summary of Provision for Obsolescence of Materials and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 18,736	$ 17,712
Amount at end of year	19,085	18,736	$ 17,712
Provision for Obsolescence of Materials and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	223	171	151
Increases charged to profit or loss	371	53	24
Decreases charged to profit or loss	(41)
Applications due to utilization	(20)	(2)	(4)
Translation effect	(2)		(2)
Adjustment for inflation	2	1	2
Reclassifications	(49)
Amount at end of year	$ 484	$ 223	$ 171